Leases	12 Months Ended
Mar. 31, 2026
Leases
Leases

7. Leases

The Company has an operating lease for office space. As of March 31, 2026 and 2025, the following amounts were recorded on the Balance Sheets relating to the Company’s operating lease.

	March 31,
	2026	2025
Right-of-Use Assets
Operating lease assets	¥7,822	¥880
Lease Liabilities
Operating lease liabilities - Current	¥7,192	¥402
Operating lease liabilities - Non-current	630	479

The following table summarizes the contractual maturities of operating lease liabilities as of March 31, 2026:

Fiscal years ending March 31,
2027	¥7,259
2028	455
2029	155
2030	26
Total lease payments	7,895
Less amounts representing interest	(73)
Present value of lease payments	7,822
Less: current portion	(7,192)
Non-current lease liabilities	¥630

The following table illustrates information regarding the Company’s operating leases as of March 31, 2026 and 2025:

	March 31,
	2026	2025
Total operating lease cost	¥7,052	¥6,643
Cash paid for amounts included in the measurement of the operating lease liability	¥7,216	¥6,708
Weighted average remaining lease term (years)	1.2	3.0
Weighted average discount rate	1.48%	1.48%

The Company did not have significant sublease income or variable lease costs for the fiscal years ended March 31, 2026 and 2025.